Debt and Warrant Liabilities - Catalytic Note and Warrant (Details) - USD ($)					1 Months Ended
	Feb. 18, 2025	Jan. 02, 2025	Sep. 07, 2023	Jan. 23, 2019	Jan. 31, 2019	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 14, 2023	Jun. 26, 2019
Debt and Warrant Liabilities
Total debt liability owed						$ 28,787,160	$ 107,468,217	$ 88,996,117
Exercise price of warrant						$ 0.01	$ 0.01
Proposed order amount accrual									$ 1,563,796
Loss due to summary judgement, judgement amount			$ 1,563,796
Loss due to summary judgement, interest on judgement amount			12.00%
Derivative liabilities							$ 8,327,602	922,834
Outstanding liability						$ 27,917,339	49,994,106	43,647,140
Catalytic warrants
Debt and Warrant Liabilities
Percentage of issued and outstanding units on calculation of warrant to acquire					2.00%
Exercise price of warrant					$ 0.01
Alchemy warrants
Debt and Warrant Liabilities
Exercise price of warrant										$ 0.01
Term of warrant										10 years
Percentage of membership interest to be purchased										1.00%
Catalytic notes
Debt and Warrant Liabilities
Interest rate				12.00%
Principal balance payable				$ 1,080,000
Discount on issuance (in percentage)				20.00%
Cash received on issuance of debt				$ 900,000
Total debt liability owed		$ 2,409,490					2,409,490	2,221,321
Exercise price of warrant					$ 0.01
Derivative liabilities		$ 224,434
Number of shares converted		391,712
Outstanding liability						$ 0	$ 1,563,796	$ 1,563,796
Debt conversion converted instrument shares issued	100,000